SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Warrants exercised	$ 98	$ 3,386	$ 98
Jan 2020 Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance, warrants		285
Issuance, warrants			214
Revaluations, warrants		1,896	71
Reclassification to Warrant Reserve		(1,788)
Warrants exercised		(342)
Balance, warrants		51	285
November 2020 and December 2020 Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance, warrants		8,391
Issuance, warrants			3,537
Issuance of warrants, one			1,698
Revaluations, warrants		26,816	3,156
Reclassification to Warrant Reserve		(35,207)
Balance, warrants			8,391
April and May 2021 Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance, warrants		247
Issuance, warrants			4,786
Revaluations, warrants		(124)	2,307
Reclassification to Warrant Reserve		(123)	(6,846)
Balance, warrants			$ 247